DISTRIBUTIONS - Narrative (Details) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 01, 2020 $ / shares	Jun. 30, 2020 $ / shares
Disclosure of classes of share capital [line items]
Partnership distributions (usd per share)	$ 0.5375
Exchangeable shares issued as a result of special distribution | shares	46.3
Class A Preference Limited Partnership Units, Series 1
Disclosure of classes of share capital [line items]
Quarterly distribution rate (as a percent)					3.974%	4.50%
Quarterly distribution (usd per share)					$ 0.2484	$ 0.2813
Special General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as incentive distributions to owners | $		$ 183	$ 158	$ 136